Operating Revenue (Schedule of Aggregate Amount of Transaction Price Allocated To Fixed-price Performance Obligations That Unsatisfied At End of Reporting Period And Expected To be Recognized) (Detail)
$ in Millions
Dec. 31, 2018 USD ($)
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 20,820
Virginia Electric and Power Company
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	25
Dominion Energy Gas Holdings, LLC
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	21,575
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,643
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-01-01 | Virginia Electric and Power Company
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 21
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-01-01 | Dominion Energy Gas Holdings, LLC
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,731
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,563
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-01-01 | Virginia Electric and Power Company
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 3
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-01-01 | Dominion Energy Gas Holdings, LLC
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,668
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,448
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01 | Virginia Electric and Power Company
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01 | Dominion Energy Gas Holdings, LLC
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,555
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,319
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01 | Virginia Electric and Power Company
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 0
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01 | Dominion Energy Gas Holdings, LLC
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,406
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,154
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01 | Virginia Electric and Power Company
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 0
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01 | Dominion Energy Gas Holdings, LLC
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,218
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2024-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 13,693
Revenue, expected to be recognized on multi-year contracts, period
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2024-01-01 | Virginia Electric and Power Company
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 0
Revenue, expected to be recognized on multi-year contracts, period
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2024-01-01 | Dominion Energy Gas Holdings, LLC
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 13,997
Revenue, expected to be recognized on multi-year contracts, period